Commitments (Details) (USD $)	0 Months Ended
Apr. 16, 2012
Commitments (Textual)
Advertorial video project cost	$ 395,152
Payment for signing of agreement	197,576
Percentage of signing of agreement	50.00%
Payment for commencement of animation	98,788
Percentage for commencement of animation	25.00%
Amount for delivery of final video project	$ 98,788
Percentage of delivery of final video project	25.00%